SCHEDULE OF CONSIDERATION ASSOCIATED WITH ACQUISITION (Details) - Key Mining Corp [Member]	May 01, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Cash	$ 42,900
Prepaid expense and deposits	1,507
Prepaid expense – related party	170,850
VAT credit	1,347
Mineral interests, including mineral and royalty rights	2,216,568
Accounts payable	(672)
Acquired net assets	$ 2,432,500